Receivables - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended				9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 Commercial Vehicles [Member]	Sep. 30, 2013 Commercial Vehicles [Member]	Sep. 30, 2014 NAFTA [Member] Contract	Sep. 30, 2013 NAFTA [Member] Contract	Sep. 30, 2014 NAFTA [Member] Concession [Member] Contract	Sep. 30, 2013 NAFTA [Member] Concession [Member] Contract	Sep. 30, 2014 LATAM [Member]	Sep. 30, 2013 LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
Finance lease receivable, contracts					684	800	440	540
Finance lease receivable, pre-modification value					$ 17	$ 21	$ 8	$ 9
Finance lease receivable, post-modification value					15	19	6	8
Retail and finance lease receivable contracts that are classified as trouble debt restructuring			143	220					62	81
VAT receivables included in Other Assets	$ 201	$ 360